INTANGIBLE ASSETS - NET	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
4.	Intangible Assets – NET

Intangible assets-net as of March 31, 2015 and December 31, 2014 consist of following:

	March 31,	December 31,
	2015	2014
Contracts and relationships acquired	$11,164,988	$11,164,988
Non-compete agreements	1,206,272	1,206,272
Other Intangible assets	316,134	309,486
Total intangible assets	12,687,394	12,680,746
Less: Accumulated amortization	(5,371,495)	(4,302,909)

Intangible assets - net	$7,315,899	$8,377,837

Amortization expense was $1,066,745 and $218,934 for the three months ended March 31, 2015 and March 31, 2014, respectively. The weighted-average amortization period is three years.

As of March 31, 2015, future amortization expense scheduled to be expensed is as follows:

Years Ending
December 31
2015 (nine months)	$2,655,911
2016	3,153,443
2017	1,506,196
2018	349
Total	$7,315,899

5.	Intangible Assets – NET

Below is a summary of intangible asset activity for the years ended December 31, 2014 and 2013:

	Customer	Non-Compete	Other Intangible
	Relationships	Agreements	Assets	Total
COST
Balance, January 1, 2014	$2,939,988	$281,272	$85,588	$3,306,848
Acquired backlog from acquisitions	-	-	148,408	148,408
Purchase of other intangible assets	-	-	75,490	75,490
Acquisition of Acquired Businesses	8,225,000	925,000	-	9,150,000
Balance, December 31, 2014	$11,164,988	$1,206,272	$309,486	$12,680,746
Useful lives	3 Years	3 Years	3 Years
ACCUMULATED AMORTIZATION
Balance, January 1, 2014	$1,626,776	$65,723	$79,569	$1,772,068
Amortization expense	2,127,468	247,924	155,449	2,530,841
Balance, December 31, 2014	3,754,244	313,647	235,018	4,302,909
Net book value	$7,410,744	$892,625	$74,468	$8,377,837

COST
Balance, January 1, 2013	$2,035,988	$29,272	$76,693	$2,141,953
Purchase of other intangible assets	-	-	8,895	8,895
Acquisition of Metro Medical	904,000	252,000	-	1,156,000
Balance, December 31, 2013	$2,939,988	$281,272	$85,588	$3,306,848
Useful lives	3 Years	3 Years	3 Years
ACCUMULATED AMORTIZATION
Balance, January 1, 2013	$979,731	$6,966	$70,271	$1,056,968
Amortization expense	647,045	58,757	9,298	715,100
Balance, December 31, 2013	1,626,776	65,723	79,569	1,772,068
Net book value	$1,313,212	$215,549	$6,019	$1,534,780

Amortization expense was $2,530,841 and $715,100 for the years ended December 31, 2014 and 2013, respectively. The weighted-average amortization period is three years.

As of December 31, 2014, future amortization expense scheduled to be expensed is as follows:

Years Ending
December 31
2015	$3,594,370
2016	3,236,524
2017	1,546,943